CONVERTIBLE NOTES PAYABLE (Details Narrative) - USD ($)		9 Months Ended		12 Months Ended
	May 02, 2020	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
NOTES PAYABLE
Debt instrument principle amount		$ 500,000
Beneficial conversion feature		$ 75,000	$ 0	$ 0	$ 0
Common stock Purchase price per share		$ 0.40
Common stock price		25.00%
Interest rate	1.00%	8.00%
Discount rate		25.00%